OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	$ 1,159	$ 1,156
Government authorities	1,081	862
Deferred tax assets, net	554	1,949
Restricted deposits	149	289
Related parties	447	92
Other	583	861
Prepaid Expense and Other Assets, Current, Total	$ 3,973	$ 5,209